Other comprehensive income (loss)	12 Months Ended
Dec. 31, 2023
Other comprehensive income (loss)
Other comprehensive income (loss)

27.Other comprehensive income (loss)

The changes in the components of other comprehensive income (loss) for the years ended December 31, 2023, 2022, and 2021 are as follows:

Other comprehensive income (loss)
in € THOUS
	2023			2022			2021

	Pretax	Tax effect	Net	Pretax	Tax effect	Net	Pretax	Tax effect	Net
Components that will not be reclassified to profit or loss:
Equity method investees - share of OCI	—	—	—	22,705	—	22,705	(25,334)	—	(25,334)
FVOCI equity investments	18,046	(209)	17,837	2,883	(231)	2,652	37,660	(8,492)	29,168
Actuarial gain (loss) on defined benefit pension plans	(58,455)	16,405	(42,050)	318,595	(94,062)	224,533	(15,781)	4,407	(11,374)

Components that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustment	(607,873)	—	(607,873)	826,847	—	826,847	1,034,239	—	1,034,239
FVOCI debt securities	7,299	(1,321)	5,978	(44,996)	8,050	(36,946)	(9,892)	1,482	(8,410)
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedging reserve during the period	2,787	(1,031)	1,756	12,036	(3,045)	8,991	(3,585)	1,013	(2,572)
Cost of hedging	(3,547)	1,132	(2,415)	(3,379)	887	(2,492)	126	(7)	119
Reclassification adjustments	(4,718)	1,474	(3,244)	3,756	(1,044)	2,712	2,277	(599)	1,678
Total other comprehensive income (loss) relating to cash flow hedges	(5,478)	1,575	(3,903)	12,413	(3,202)	9,211	(1,182)	407	(775)
Other comprehensive income (loss)	(646,461)	16,450	(630,011)	1,138,447	(89,445)	1,049,002	1,019,710	(2,196)	1,017,514